Related Party Transactions (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction
Advertising space leasing costs	$ 950,014	$ 2,996,195	$ 20,228,219
Sina.com | Charles Cao
Related Party Transaction
Advertising space leasing costs			11,655,724
Sohu.com | Daqing Qi
Related Party Transaction
Advertising space leasing costs			8,047,723
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction
Advertising space leasing costs	873,437	2,996,195	359,287
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction
Advertising space leasing costs			130,251
51.com | Neil Nanpeng Shen
Related Party Transaction
Advertising space leasing costs			7,968
Huayi Brothers Media Corporation | Jason Nanchun Jiang
Related Party Transaction
Advertising space leasing costs	76,577
StormNet Information Technology | David Zhang
Related Party Transaction
Advertising space leasing costs			$ 27,266